Reverse Acquisitions of China Rapid Finance by SOS Limited (Tables)	6 Months Ended
Jun. 30, 2020
Reverse Acquisitions Disclosure [Abstract]
Schedule of assets and liabilities acquired
Dollars in thousands
Total Purchase Price	9,660
Net Assets (Liabilities) Acquired:
Assets
Cash and cash equivalents	13,664
Restricted cash	26,524
Accounts receivable	7,462
Inventories	8
Prepaid expenses and other current assets	110
Non-current assets	2,969
Other assets	2,682
Total Assets	53,419
Liabilities
Warrant derivative liability	-
Accounts payable & accrued liabilities	(49,437)
Total Liabilities	(49,437)
Net Assets (Liabilities) Acquired	3,982
Loss on Acquisitions	5,678

Schedule of Non-GAAP adjustments
	Sixed months ended
	30-Jun-19	30-Jun-20
	US$'000'	US$'000'
Non-GAAP adjusted loss before income tax expenses	(204)	(1,263)